Document And Entity Information	9 Months Ended
Sep. 30, 2011
Document And Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Sep. 30, 2011
Entity Registrant Name	INTELSAT S.A.
Entity Central Index Key	0001156871
Entity Filer Category	Non-accelerated Filer